Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i- Schedule of Assets (Held at End of Year)

BCB Community Bank 401(k) Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN: 22-3760320 Plan Number: 001
December 31, 2025

(a)	Identity of Issuer (b)	Description of Investment (c)	Cost **(d)	Current Value (e)
*	BCB Bancorp, Inc.	Common Stock Fund		$1,542,582
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index 2030		1,657,330
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index 2060		608,585
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index Return Fund		648,521
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index 2050		610,287
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index 2055		226,324
	Voya Retirement Insurance and Annuity Company	American Funds Cap Income Bld		441,621
	Voya Retirement Insurance and Annuity Company	DFA US Targeted VI Port Ins		224,605
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index 2045		178,518
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index 2040		1,487,114
	Voya Retirement Insurance and Annuity Company	BlackRock LifePath Index 2035		1,256,029

*	Voya Retirement Insurance and Annuity Company	Voya Large Cap Growth Fund	2,438,273
*	Voya Retirement Insurance and Annuity Company	Voya Mid Cap Growth Fund	357,386
*	Voya Retirement Insurance and Annuity Company	Voya Mid Cap Value Fund	166,707
	Voya Retirement Insurance and Annuity Company	Fidelity Total International Index Fund	1,006,838
*	Voya Retirement Insurance and Annuity Company	Voya Large Cap Value Fund	1,614,631
*	Voya Retirement Insurance and Annuity Company	Voya Small Cap Growth Fund	28,203
	Voya Retirement Insurance and Annuity Company	Blackrock Life Path Index 2065	137,917
	Voya Retirement Insurance and Annuity Company	Blackrock Life Path Index 2070	20,694
*	Voya Retirement Insurance and Annuity Company	Voya Core Bond Fund	910,266
	Voya Retirement Insurance and Annuity Company	Fidelity 500 Index Fund	2,682,945
	Voya Retirement Insurance and Annuity Company	Fidelity Small Cap Index Fund	152,681
	Voya Retirement Insurance and Annuity Company	Fidelity Real Estate Index Fund	57,970
	Voya Retirement Insurance and Annuity Company	Fidelity Mid Cap Index Fund	173,997

	Voya Retirement Insurance and Annuity Company	Pimco Commodity Rl Rtn	113,335
	Voya Retirement Insurance and Annuity Company	Vanguard Balanced Index Fnd Adm	1,910,370
*	Voya Retirement Insurance and Annuity Company	Voya Gov Money Market	329
*	Voya Retirement Insurance and Annuity Company	Voya Fixed Account	834,148
*	Participant Loans	Participant loans 3.25% to 8.50%	359,842

		Total	$21,848,048

*	A party-in-interest as defined by ERISA
**	Cost Information is not required for participant directed investments